Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent events
NOTE 27: SUBSEQUENT EVENTS

(a)	On January 4, 2013, Navios Holdings received an amount of $1,300, as a dividend distribution from its affiliate Navios Acquisition.

(b)
On February 6, 2013, Navios Partners completed its public offering of 5,175,000 common units, including the full exercise of the underwriters' overallotment option, at $14.15 per unit and raised gross proceeds of approximately $73,226. The net proceeds of this offering were approximately $69,646. Navios Holdings paid $1,494 in order to retain its 2% general partner interest. As a result, 105,613 additional general partnership units were issued in connection with this offering. Following this offering Navios Holdings' interest in Navios Partners decreased to 23.4% (which includes a 2% general partner interest).

(c)
On March 19, 2013, Navios Logistics acquired Energias Renovables del Sur S.A (“Energias”), a Uruguayan company, for a total consideration of $2,000. Energias controls 12 hectares of undeveloped land located in the Nueva Palmira free zone in Uruguay, near to Navios Logistics' existing port.  Navios Logistics plans on developing this land in expanding its port operations

(d)	On February 14, 2013, Navios Holdings received an amount of $7,342, as a dividend distribution from its affiliate Navios Partners.

(e)	On February 15, 2013, the Board of Directors of Navios Holdings resolved that a dividend of $0.06 per share of common stock will be paid on March 27, 2013 to stockholders of record on March 20, 2013.

(f)
On February 26, 2013, Navios Acquisition completed multiple offerings, including two direct registered offerings and one private placement for Navios Holdings and certain members of the management of Navios Acquisition, Navios Partners and Navios Holdings, raising gross proceeds of $100,453.  A total of 35,246,791 shares were issued at a price of $2.85 per share.  Navios Holdings purchased in the private placement an aggregate of 17,544,300 shares of Navios Acquisition common stock for $50,001. Following these offerings, Navios Holdings' ownership of the outstanding voting stock of Navios Acquisition increased to 47.4% and its economic interest in Navios Acquisition decreased to 52.2%

(g)
On March 7, 2013, Navios Logistics issued $90,000 in aggregate principal amount of 9 ¼% Senior Notes due 2019 (the “Logistics Notes”) at a premium, with a price of 103.750%. The terms of the Logistics Notes are identical to the $200,000 of Senior Notes due 2019 that were issued in April 2011 (“the Existing Logistics Senior Notes”) and are fully and unconditionally guaranteed, jointly and severally, by all of the Navios Logistics' direct and indirect subsidiaries that guarantee the existing Logistics Notes.